UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           Seth Tobias
Address:                        153 East 53rd Street
                                Suite 4801
                                New York, NY 10022

13F File Number:  028-03469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Seth Tobias
Title:                          Manager
Phone:                          212-521-5050
Signature, Place, and Date of Signing:

         /s/ S. Tobias            New York, NY                   1-28-00
          (Signature)             (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager     0

Form 13F Information Table Entry    95

Form 13F Information Table Value    $258,435

List of Other Included Managers:    None

                                                              FORM 13F-HR
                                                         qtr ending 12/31/99

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
Agency.com                   OTC IS        008447104          2372       46500   SH           x                     46500
Apria Healthcare Group Inc   COMMON        037933108          3214      179200   SH           x                    179200
Standard Aotumotive          COMMON        853097103           963      107000   SH           x                    107000
American Home Products       COMMON        026609107          1963       50000   SH           x                     50000
Amgen                        OTC IS        031162100          2403       40000   SH           x                     40000
Allied Riser Corp            OTC IS        019496108          3486      168500   SH           x                    168500
At Home Corp. Ser A          OTC IS        045919107          1715       40000   SH           x                     40000
Atmel Corp.                  OTC IS        049513104          3548      120000   SH           x                    120000
Bank of America Corp.        COMMON        060505104           251        5000   SH           x                      5000
Broadbase Software           OTC IS        11130R100          1845       16400   SH           x                     16400
Bell Atlantic Corp.          COMMON        077853109         15391      250000   SH           x                    250000
Bristol Myers Squib Co.      COMMON        110122108          3209       50000   SH           x                     50000
Boston Scientific Corp.      COMMON        101137107           547       25000   SH           x                     25000
Citigroup Inc.               COMMON        172967101         12975      233000   SH           x                    233000
Continental Airlines Inc     COMMON        210795308          3195       72000   SH           x                     72000
Cooper Cameron Corp.         COMMON        216640102          3181       65000   SH           x                     65000
Creative Biomolecules Inc    OTC IS        225270107           938      190000   SH           x                    190000
Champion Intl. Corp.         COMMON        158525105          4336       70000   SH           x                     70000
Charter Communications       OTC IS        16117M107          1313       60000   SH           x                     60000
Communications Intellige     OTC IS        20338K106           182       22000   SH           x                     22000
Chase Manhattan Corp         COMMON        16161A108          6681       86000   SH           x                     86000
Colonial High Inc. Muni      COMMON        195743109           319       50000   SH           x                     50000
Compaq Computer              COMMON        204493100          4059      150000   SH           x                    150000
Coyote Network Systems       OTC IS        22406P108           544      100000   SH           x                    100000
Delta Air Lines Inc.         COMMON        247361108          2491       50000   SH           x                     50000
Digital Microwave            OTC IS        253859102          1875       80000   SH           x                     80000
Diamond Offshore             COMMON        25271C102          2292       75000   SH           x                     75000
Dryfus Muni Income Inc       COMMON        26201R102           338       47800   SH           x                     47800
Dura Pharmaceuticals Inc     OTC IS        26632S109          1394      100000   SH           x                    100000
Executive Telecard LTD       OTC IS        282339100           200       45000   SH           x                     45000
National Info Consortium     OTC IS        636491102           480       15000   SH           x                     15000
Ensco International Inc.     COMMON        26874Q100          1830       80000   SH           x                     80000
Ford Motor Co.               COMMON        345370100          7997      150000   SH           x                    150000
Federated Department Sto     COMMON        31410H101          2023       40000   SH           x                     40000
R&B Falcon Corp              COMMON        74912E101          5035      380000   SH           x                    380000
Federal Mogul Corp           COMMON        313549107          1378       50000   SH           x                     50000
Gillette Co.                 COMMON        375766102          4119      100000   SH           x                    100000
Global Crossing Ltd          OTC IS        G3921A100         15250      305000   SH           x                    305000
Guident Corp.                COMMON        401698105           705       15000   SH           x                     15000
Genus Inc.                   OTC IS        372461103           450      100000   SH           x                    100000
Global Marine Inc            COMMON        379352404          3890      234000   SH           x                    234000
General Motors Corp          COMMON        370442105         24714      340000   SH           x                    340000
General Magic Inc            OTC IS        370253106           678      175000   SH           x                    175000
General Motors Cl. H         COMMON        370442832          1920       20000   SH           x                     20000
Georgia Pacific Corp         COMMON        373298108          3045       60000   SH           x                     60000
Grey Wolf Inc.               COMMON        397888108          3450     1200000   SH           x                   1200000
Halliburton Co               COMMON        406216101          2013       50000   SH           x                     50000
HA-LO Industries Inc.        COMMON        404429102          1350      180000   SH           x                    180000
Homeseekers.com-pvt plac     OTC IS        437605108          1969      150000   SH           x                    150000
International Paper          COMMON        460146103          5079       90000   SH           x                     90000
Intertan Inc.                COMMON        461120107          1829       70000   SH           x                     70000
Jagnotesom Inc.              OTC   IS      47008C106           171       31000   SH           x                     31000
Jagnotes.Com Inc. pvt. P     OTC   IS      47008C106          1801      327400   SH           x                    327400
Johnson & Johnson            COMMON        478160104          7647       82000   SH           x                     82000
Kemper Municpal Income T     COMMON        48842C104           201       20200   SH           x                     20200
Eli Liily & Co.              COMMON        532457108          3658       55000   SH           x                     55000
MFS Municipal Income         COMMON        552738106           270       41500   SH           x                     41500
MGM Grand Inc.               COMMON        552953101          2516       50000   SH           x                     50000
Merck & Co.                  COMMON        589331107          7391      110000   SH           x                    110000
Medial Manager Corp.         OTC  IS       58461U103          2949       35000   SH           x                     35000
Morgan Stanley DW Muninc     COMMON        61745P445           356       50000   SH           x                     50000
Nabors Industries Inc.       COMMON        629568106          1238       40000   SH           x                     40000
Network Plus Corp.           OTC IS        64122D506          1050       50000   SH           x                     50000
Network Associates Inc.      OTC  IS       640938106          4537      170000   SH           x                    170000
Pairgain Technologies In     OTC   IS      695934109           319       22500   SH           x                     22500
Penn National Gaming         OTC IS        707569109           293       32500   SH           x                     32500
Provident Americana Corp     OTC IS        743832107           880       25000   SH           x                     25000
P-COM Inc.                   OTC IS        693262107           442       50000   SH           x                     50000
Pharmacia & Upjohn           COMMON        716941109           225        5000   SH           x                      5000
Potash Corp. of America      COMMON        73755L107          1205       25000   SH           x                     25000
Peoplesoft Inc.              OTC IS        712713106          2131      100000   SH           x                    100000
Putnam Invt Gradni Tr II     COMMON        746806108           407       38800   SH           x                     38800
Qwest Communications         COMMON        749121109          2150       50000   SH           x                     50000
Transocean Sedco Fore      x COMMON        G90078109          2021       60000   SH           x                     60000
Royal Olympic Cruise Lin     OTC   IS      780636106          1048      215000   SH           x                    215000
Santa Cruz Operation Inc     OTC   IS      801833104           759       25000   SH           x                     25000
Santa Fe Intl                COMMON        G7805C108          1630       63000   SH           x                     63000
Silicon Graphics Inc.        COMMON        827056102          1453      150000   SH           x                    150000
Smith International inc.     COMMON        832110100          2733       55000   SH           x                     55000
Schering Plouh Corp.         COMMON        806605101          2119       50000   SH           x                     50000
Schlumberger Ltd             COMMON        806857108           225        4000   SH           x                      4000
S&P Depository receipts      COMMON        78462F103           734        5000   SH           x                      5000
Seligman Select Muni FD      COMMON        816344105           427       47800   SH           x                     47800
Service rp Intl.             COMMON        817565104           104       15000   SH           x                     15000
Startec Global Communica     OTC IS           810000            40       20.25   SH           x                     40000
AT&T Corp.                   COMMON        001957109          7622      150000   SH           x                    150000
Tel-Save Holdings            OTC   IS      874264104          1331       75000   SH           x                     75000
Tumbleweed Communication     OTC  IS       899690101          6653       78500   SH           x                     78500
Crown Castle Intl Corp.      OTC   IS      228227104          4016      125000   SH           x                    125000
Van Kampen Muni Income T     COMMON        920909108           276       36200   SH           x                     36200
Vanguard Tech. Pfd. Seri     pvt placement                    1100     2707549   SH           x                   2707549
Verio Inc.                   OTC IS        923433106          2471       53500   SH           x                     53500
Verity Inc.                  OTC IS        92343C106           426       10000   SH           x                     10000
Warner Lambert Co.           COMMON        934488107          2704       33000   SH           x                     33000
Exxon Mobil Corp             COMMON        30231G102           282        3500   SH           x                      3500
                                                            258435
